INCOME TAXES (SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current tax expense									$ 15.6	$ 8.2	$ 12.5
Deferred tax expense									143.6	120.1	93.7
Tax expense on period income									159.2	128.3	106.2
Tax expense related to the sale									14.2	0	0
Deferred taxes on expired capital loss carryforwards									0	159.4	0
Increase (decrease) in valuation allowance									(48.8)	(472.1)	(171.5)
Other items									(0.9)	11.2	0
Total income tax expense (benefit)	$ (8.0)	$ 37.0	$ 36.3	$ 58.4	$ (64.9)	$ (168.6)	$ 37.6	$ 22.7	$ 123.7	$ (173.2)	$ (65.3)